Vessels, net	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Vessels [Text Block]
5. Fixed assets

(a) Advances for vessels under construction - related party

An analysis of advances for vessels under construction - related party is as follows:

Advances for vessels under construction - related party
Balance as at January 1, 2013	$—
Additions	—
Balance as at December 31, 2013	$—
Additions	66,641
Balance as at December 31, 2014	$66,641

On July 24, 2014, the Partnership entered into a Master Agreement with CMTC to acquire five vessel owning companies that owned five under construction vessels (the “new buildings”) subject to the amendment of the partnership agreement to reset the target distributions to holders of the IDR (Note 12).  As the reset of the IDR was a pre-condition for the acquisition of the vessels, the amount of $ 36,417, representing the difference between the fair value of the respective new buildings at the time of the approval of this transaction in August 2014 at the Partnership's annual general meeting of $ 347,917 and the contractual cash consideration of $ 311,500, is considered to be the deemed equity contribution and thus the fair value of the reset of the IDR. The fair value of the IDR reset has been accounted for in Partner's capital and is presented as “Excess between the fair value of the contracted vessels and the contractual cash consideration” in the consolidated statements of changes in partners' capital and in “Advances for vessels under construction - related party” in its consolidated balance sheets. The fair value of the new buildings amounting to $ 347,917 was based on the average of three valuations obtained from three independent shipbrokers.

The first two vessels are 50,000 dwt product carriers and the remaining three are 9,100 TEU post-panamax container carriers. with expected delivery dates between March and November 2015. Following the successful follow-on offering in September 2014 (Note 12), the Partnership made on September 10, 2014, an advance payment to CMTC of $30,224 in connection with the above acquisitions, and is presented as “Advances for vessels under construction - related party” in the Partnership's consolidated balance sheets. According to the Master Agreement the Partnership also has the right of first refusal to acquire six additional new building product tanker vessels with expected delivery dates in 2016.

(b) Vessels, net

An analysis of vessels is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2013	$1,136,444	$(176,894)	$959,550
Acquisition and improvements	308,141	—	308,141
Disposals	(48,033)	9,110	(38,923)
Depreciation for the period	—	(51,949)	(51,949)
Balance as at December 31, 2013	$1,396,552	$(219,733)	$1,176,819
Improvements	183	—	183
Depreciation for the period	—	(56,932)	(56,932)
Balance as at December 31, 2014	$1,396,735	(276,665)	1,120,070

All of the Partnership's vessels as of December 31, 2014 have been provided as collateral to secure the Partnership's credit facilities.

During 2014, M/T Ayrton II and M/T Amore Mio II underwent improvements during their scheduled special and intermediate survey, respectively. The costs of these improvements for both vessels amounted to $183 and were capitalized as part of the vessels' historic cost.

On November 28, 2013, the Company acquired the M/T Aristarchos (renamed M/T Aristotelis), a 51,604 dwt eco type medium range product tanker built in 2013, from an unrelated third party, for a total consideration of $38,141 including initial expenses of $111. The acquisition price was funded from the selling proceeds of the M/T Agamemnon II and from the Partnership's available cash.

On November 5, 2013, the Company disposed of the M/T Agamemnon II a 51,238 dwt chemical tanker built in 2008 for net proceeds of $32,192 to an unrelated third party. The Partnership realized a net loss on this disposal of $7,073 as the carrying value of the vessel at the time of her disposal was $38,923. This net loss is presented in the Partnership's consolidated statements of comprehensive income / (loss) as “Loss / (gain) on sale of vessels to third parties”.

On September 11, 2013, the Company acquired the shares of Anax Container Carrier S.A., the vessel owning company of the M/V Hyundai Prestige, Thiseas Container Carrier S.A., the vessel owning company of the M/V Hyundai Privilege and Cronus Container Carrier S.A., the vessel owning company of the M/V Hyundai Platinum (Note 3). The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership.

On March 20 and March 27, 2013, the Company acquired the shares of Hercules Container Carrier S.A., the vessel owning company of M/V Hyundai Premium, and Iason Container Carrier S.A., the vessel owning company of the M/V Hyundai Paramount, respectively (Note 3). The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership.